Stock options (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Options Details Narrative
Stock options Granted	601,066	542,500
Exercised price	1.37
weighted life cycle	5 years
Expiration period	2020